UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-04171
      ---------------------------------------------------------------------

                      CREDIT SUISSE CASH RESERVE FUND, INC.
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            466 Lexington Avenue, New York, New York    10017-3140
    -------------------------------------------------------------------------
            (Address of Principal Executive Offices)    (Zip Code)

                               J. Kevin Gao, Esq.
                      Credit Suisse Cash Reserve Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: December 31st

Date of reporting period: January 1, 2005 to December 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



CREDIT SUISSE [LOGO]


CREDIT SUISSE FUNDS
Annual Report

December 31, 2005


      o CREDIT SUISSE
        CASH RESERVE FUND


The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund are provided in the PROSPECTUS, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2005; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CREDIT SUISSE") OR ANY AFFILIATE ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

CREDIT SUISSE CASH RESERVE FUND
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                January 26, 2006

Dear Shareholder:

      For the Credit Suisse Cash Reserve Fund (the "Fund"), the annualized current yields for the seven-day period ended December 31, 2005 were 3.83% and 3.58% for the Fund's Common Class and Class A shares, respectively, 3.37% for the Fund's Class B Shares and 3.38% for the Fund's Class C shares. 1 The Fund's average weighted maturity as of December 31, 2005 was 21 days, down significantly from 37 days on December 31, 2004.

MARKET OVERVIEW: RESILIENT ECONOMY RIDES THROUGH THE STORMS

      In a year of modest gains for most major indices, conditions for money market vehicles were generally quite favorable. Although economic growth was robust throughout the year, bond markets seemed ever sensitive to the threat of an impending soft patch which, in fact, never materialized. The inflationary impact of higher energy prices was a near-constant cloud over the economy, sapping discretionary income and posing a threat to continued consumer spending. A series of summer storms in the refinery-heavy Gulf Coast only exacerbated oil price pressures while causing a short-term spike in unemployment claims. Then, in the storms' aftermath, when the specter of higher oil prices faded due to warmer-than-expected winter weather, the likelihood of a housing collapse edged to the center of the national radar screen.

      But despite the periodic threat of a slowdown, economic growth remained resilient and the Federal Reserve ("Fed") resolute in its measured pace of policy tightening, lifting the fed funds rate 200 basis points over the course of the year, to 4.25%. The yield curve flattened and then, at year-end, inverted (the spread between 2 year and 10 year Treasuries narrowed from 115 to -1 basis points) as a global savings glut kept a lid on longer yields while the short end rose. Responding to the Fed tightening, yields on the one month and two month LIBOR rate were both up 199 basis points.

STRATEGIC REVIEW: STAYING SHORT AND FOCUSING ON QUALITY

      Our investment approach during the fiscal year was driven by our conviction that the Fed would continue its gradualist, "measured" pace of policy tightening. Given this view, we kept the portfolio's average duration relatively short. We also focused on corporate notes and asset backed commercial paper in the portfolio, and pursued floating rate securities on an opportunistic basis.

CREDIT SUISSE CASH RESERVE FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

OUTLOOK: AN END TO THE MEASURED PACE

      It is our view that the Fed will continue its gradualist approach to monetary tightening into 2006, with a tentative plateau for the fed funds rate of 4.75%. At that point, we believe, Fed rate decisions will become more flexible and data-dependent. When this occurs, but not before, we will consider lengthening duration and adjusting the portfolio to exploit any potential steepening in the yield curve.

Credit Suisse Asset Management, LLC

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE CASH RESERVE FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2005 1

                                                              SINCE    INCEPTION
                            1 YEAR    5 YEARS    10 YEARS   INCEPTION    DATE
                            ------    -------    --------   ---------  ---------
Common Class                 2.73%     1.87%      3.54%       2.48%      4/16/85
Class A                      2.48%       --         --        1.15%     11/30/01
Class B                      2.27%       --         --        1.07%       5/1/03
Class C                      2.28%       --         --        1.07%       5/1/03

            7-DAY ANNUALIZED CURRENT YIELDS AS OF DECEMBER 31, 2005 1

Common Class                             3.83%
Class A                                  3.58%
Class B                                  3.37%
Class C                                  3.38%

      RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. YIELD QUOTATIONS MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN TOTAL RETURN QUOTATIONS. THE FUND'S YIELD WILL FLUCTUATE. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CREDIT-SUISSE.COM/US.

_________________

1 Returns and yields include waivers of advisory fees and reimbursements of Fund expenses. Declines in interest-rate levels could cause the Fund's earnings to fall below the Fund's expenses, resulting in a negative yield. Credit Suisse has agreed voluntarily to waive fees and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time. Returns assume reinvestment of dividends.

CREDIT SUISSE CASH RESERVE FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

      As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2005.

      The table illustrates your Fund's expenses in two ways:

      o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE CASH RESERVE FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                  COMMON
ACTUAL FUND RETURN                 CLASS      CLASS A     CLASS B     CLASS C
                                 ---------   ---------   ---------   ---------
Beginning Account Value 7/1/05   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value 12/31/05    $1,016.40   $1,015.10   $1,014.10   $1,014.10
Expenses Paid per $1,000*        $    2.80   $    4.06   $    5.08   $    5.08

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 7/1/05   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value 12/31/05    $1,022.43   $1,021.17   $1,020.16   $1,020.16
Expenses Paid per $1,000*        $    2.80   $    4.08   $    5.09   $    5.09

                                  COMMON
                                   CLASS      CLASS A     CLASS B     CLASS C
                                 ---------   ---------   ---------   ---------
ANNUALIZED EXPENSE RATIOS*         0.55%       0.80%       1.00%       1.00%

__________________

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE CASH RESERVE FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*

RATINGS
S&P
-------------------------------------------------
   AA                                   10.9%
   A                                     9.0%
   A-1                                  48.9%
   NR                                    3.6%
                                       ------
     Subtotal                           72.4%
   Repurchase Agreement                 27.6%
                                       ------
     Total                             100.0%
                                       ======

_________________

*     Expressed as a percentage of total investments and may vary over time.

CREDIT SUISSE CASH RESERVE FUND
SCHEDULE OF INVESTMENTS
December 31, 2005
--------------------------------------------------------------------------------



      PAR                                                        RATINGS+
     (000)                                                     (S&P/MOODY'S)   MATURITY   RATE%      VALUE
    ------                                                     -------------   --------   -----   ------------
COMMERCIAL PAPER (52.6%)
ASSET BACKED (52.6%)
$  2,000  Atlantis One Funding Corp.                           (A-1+ , P-1)    01/24/06   4.173   $  1,994,723
   2,000  Beethoven Funding Corp.                               (A-1 , P-1)    01/27/06   4.290      1,993,847
   2,000  Belmont Funding LLC                                   (A-1 , P-1)    01/17/06   4.347      1,996,151
   2,000  Beta Finance, Inc.                                   (A-1+ , P-1)    01/12/06   4.185      1,997,464
   1,000  Buckingham CDO LLC                                   (A-1+ , P-1)    02/03/06   4.368        996,026
   2,000  Compass Securitization, LLC                           (A-1 , P-1)    01/23/06   4.367      1,994,683
   2,000  Davis Square Funding V Ltd.                          (A-1+ , P-1)    01/27/06   4.341      1,993,774
   1,402  Golden Fish LLC                                       (A-1 , P-1)    01/13/06   4.259      1,400,023
   1,170  Harwood Street Funding LLC                           (A-1+ , P-1)    01/03/06   4.241      1,169,726
   2,000  Lexington Parker Capital Corp.                        (A-1 , NR)     01/03/06   4.403      1,999,511
   2,071  Liberty Harbour CDO, Inc.                            (A-1+ , P-1)    01/06/06   4.388      2,069,740
   2,000  Mica Funding LLC                                      (A-1 , P-1)    01/03/06   4.363      1,999,516
   1,985  Old Line Funding Corp.                               (A-1+ , P-1)    01/17/06   4.327      1,981,198
   2,000  Rhineland Funding Capital Corp.                       (NR , P-1)     02/21/06   4.388      1,987,703
   1,500  Romulus Funding Corp.                                 (A-1 , P-1)    03/16/06   4.480      1,486,341
   2,000  White Pine Finance LLC                               (A-1+ , P-1)    02/01/06   4.234      1,992,784
                                                                                                  ------------
TOTAL COMMERCIAL PAPER (COST $29,053,210)                                                           29,053,210
                                                                                                  ------------

VARIABLE RATE CORPORATE OBLIGATIONS (19.9%)
FINANCE (19.9%)
   2,000  Bank of America NA Series BKNT, Notes ##              (AA , Aa1)     11/07/06   4.310      2,000,000
   2,000  Bank One NA ##                                        (AA- , Aa2)    04/18/06   4.250      2,000,770
   1,000  CIT Group, Inc. Series MTN, Global Senior
            Notes ##                                             (A , A2)      08/31/06   4.556      1,000,907
   2,000  Citigroup, Inc. ##                                    (AA- , Aa1)    05/19/06   4.495      2,001,325
   2,000  Goldman Sachs Group, Inc. Series MTNB,
            Notes ##                                            (A+ , Aa3)     08/01/06   4.331      2,001,032
   2,000  Merrill Lynch & Company, Inc. ##                      (A+ , Aa3)     03/17/06   4.547      2,000,344
                                                                                                  ------------
TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (COST $11,004,378)                                        11,004,378
                                                                                                  ------------

REPURCHASE AGREEMENT (27.6%)
  15,269  Goldman Sachs Group, L.P. (Agreement dated
            12/30/05, to be repurchased at $15,270,623,
            collateralized by $10,785,000 Freddie Mac
            Note 3.625% due 11/14/08 and $5,164,000
            Fannie Mae Note 4.61% due 10/10/13. Market
            Value of collateral is $15,576,041)
            (Cost $15,269,000)                                  (A-1+, P-1)    01/03/06   4.150     15,269,000
                                                                                                  ------------

TOTAL INVESTMENTS AT VALUE (100.1%) (COST $55,326,588)                                              55,326,588


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                                       VALUE
                                                                    -----------

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)                       $   (50,080)
                                                                    -----------

NET ASSETS (100.0%)                                                 $55,276,508
                                                                    ===========

                 Average Weighted Maturity--21 days (unaudited)

--------------------------------------------------------------------------------

+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

## The interest rate is as of December 31, 2005 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005
--------------------------------------------------------------------------------


ASSETS
   Investment at value (Cost $40,057,588) (Note 2)                     $  40,057,588
   Repurchase agreement at value (Cost $15,269,000) (Note 2)              15,269,000
   Cash                                                                          831
   Interest receivable                                                        59,165
   Receivable for fund shares sold                                            19,822
   Prepaid expenses                                                           17,464
                                                                       -------------
      Total Assets                                                        55,423,870
                                                                       -------------
LIABILITIES
   Advisory fee payable (Note 2)                                               5,484
   Administrative services fee payable (Note 3)                               10,412
   Distribution fee payable (Note 3)                                           1,704
   Dividend payable                                                           54,607
   Payable for fund shares redeemed                                           27,761
   Other accrued expenses payable                                             47,394
                                                                       -------------
      Total Liabilities                                                      147,362
                                                                       -------------
NET ASSETS
   Capital stock, $0.001 par value (Note 4)                                   55,333
   Paid-in capital (Note 4)                                               55,527,366
   Accumulated net realized loss on investments                             (306,191)
                                                                       -------------
      Net Assets                                                       $  55,276,508
                                                                       =============
COMMON SHARES
   Net assets                                                          $  45,532,389
   Shares outstanding                                                     45,601,658
                                                                       -------------
   Net asset value, offering price, and redemption price per share     $        1.00
                                                                       =============
A SHARES
   Net assets                                                          $   9,542,826
   Shares outstanding                                                      9,530,920
                                                                       -------------
   Net asset value, offering price, and redemption price per share     $        1.00
                                                                       =============
B SHARES
   Net assets                                                          $     155,193
   Shares outstanding                                                        154,821
                                                                       -------------
   Net asset value, offering price, and redemption price per share     $        1.00
                                                                       =============
C SHARES
   Net assets                                                          $      46,100
   Shares outstanding                                                         45,917
                                                                       -------------
   Net asset value, offering price, and redemption price per share     $        1.00
                                                                       =============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005
--------------------------------------------------------------------------------

INTEREST INCOME (Note 2)                                           $  1,839,141
                                                                   ------------
EXPENSES
   Investment advisory fees (Note 3)                                    199,612
   Administrative services fees (Note 3)                                107,273
   Distribution fees (Note 3)
     Class A                                                             20,519
     Class B                                                                590
     Class C                                                                210
   Transfer agent fees                                                   61,487
   Registration fees                                                     57,602
   Printing fees (Note 3)                                                21,568
   Audit and tax fees                                                    20,997
   Legal fees                                                            18,271
   Directors' fees                                                       16,823
   Custodian fees                                                         9,791
   Insurance expense                                                      5,896
   Miscellaneous expense                                                 10,252
                                                                   ------------
     Total expenses                                                     550,891
   Less: fees waived and expenses reimbursed (Note 3)                  (215,897)
                                                                   ------------
     Net expenses                                                       334,994
                                                                   ------------
       Net investment income                                          1,504,147
                                                                   ------------
NET REALIZED LOSS FROM INVESTMENTS                                       (4,872)
                                                                   ------------
   Net increase in net assets resulting from operations            $  1,499,275
                                                                   ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                  FOR THE YEAR        FOR THE YEAR
                                                                      ENDED               ENDED
                                                                DECEMBER 31, 2005   DECEMBER 31, 2004
                                                                -----------------   -----------------
FROM OPERATIONS
  Net investment income                                         $       1,504,147   $         606,173
  Net realized gain (loss) from investments                                (4,872)              9,972
                                                                -----------------   -----------------
   Net increase in net assets resulting from operations                 1,499,275             616,145
                                                                -----------------   -----------------
FROM DIVIDENDS
  Dividends from net investment income
  Common Class shares                                                  (1,307,439)           (573,411)
  Class A shares                                                         (192,607)            (32,199)
  Class B shares                                                           (3,054)               (355)
  Class C shares                                                           (1,047)               (208)
                                                                -----------------   -----------------
  Net decrease in net assets resulting from dividends                  (1,504,147)           (606,173)
                                                                -----------------   -----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 4)
  Proceeds from sale of shares                                        593,483,592         509,144,643
  Exchange value of shares due to merger                                       --           2,233,209
  Reinvestment of dividends                                               795,011             301,065
  Net asset value of shares redeemed                                 (615,175,943)       (519,953,759)
                                                                -----------------   -----------------
   Net decrease in net assets from capital share transactions         (20,897,340)         (8,274,842)
                                                                -----------------   -----------------
  Increase due to capital contribution
   from advisor (Note 3)                                                  100,000                  --
                                                                -----------------   -----------------
  Net decrease in net assets                                          (20,802,212)         (8,264,870)
NET ASSETS
  Beginning of year                                                    76,078,720          84,343,590
                                                                -----------------   -----------------
  End of year                                                   $      55,276,508   $      76,078,720
                                                                =================   =================


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------



                                                                       FOR THE YEAR ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------
                                                       2005           2004           2003           2002           2001
                                                    ----------     ----------     ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of year                $   1.0000     $   1.0000     $   1.0000     $   1.0000     $   1.0000
                                                    ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment income                                 0.0270         0.0090         0.0074         0.0125         0.0371
  Net loss on investments
    (both realized and unrealized)                     (0.0018)            --        (0.0014)            --             --
                                                    ----------     ----------     ----------     ----------     ----------
      Total from investment operations                  0.0252         0.0090         0.0060         0.0125         0.0371
                                                    ----------     ----------     ----------     ----------     ----------
LESS DIVIDENDS
  Dividends from net investment income                 (0.0270)       (0.0090)       (0.0072)       (0.0125)       (0.0371)
                                                    ----------     ----------     ----------     ----------     ----------
INCREASE DUE TO CAPITAL CONTRIBUTION                    0.0018             --         0.0012             --             --
                                                    ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                        $   1.0000     $   1.0000     $   1.0000     $   1.0000     $   1.0000
                                                    ==========     ==========     ==========     ==========     ==========

      Total return 1                                      2.73%          0.90%          0.72%          1.25%          3.77%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)            $   45,532     $   48,375     $   82,990     $  138,095     $  301,516
    Ratio of expenses to average net assets               0.55%          0.50%          0.49%          0.55%          0.55%
    Ratio of net investment income
      to average net assets                               2.69%          0.87%          0.74%          1.38%          3.85%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                0.38%          0.44%          0.30%          0.14%          0.11%


--------------------------------------------------------------------------------

1 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------



                                                                       FOR THE YEAR ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------
                                                       2005           2004           2003           2002          2001 1
                                                    ----------     ----------     ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period              $   1.0000     $   1.0000     $   1.0000     $   1.0000     $   1.0000
                                                    ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment income                                 0.0245         0.0065         0.0050         0.0100         0.0011
  Net loss on investments
    (both realized and unrealized)                     (0.0015)            --        (0.0019)            --             --
                                                    ----------     ----------     ----------     ----------     ----------
      Total from investment operations                  0.0230         0.0065         0.0031         0.0100         0.0011
                                                    ----------     ----------     ----------     ----------     ----------
LESS DIVIDENDS
  Dividends from net investment income                 (0.0245)       (0.0065)       (0.0047)       (0.0100)       (0.0011)
                                                    ----------     ----------     ----------     ----------     ----------
INCREASE DUE TO CAPITAL CONTRIBUTION                    0.0015             --         0.0016             --             --
                                                    ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                      $   1.0000     $   1.0000     $   1.0000     $   1.0000     $   1.0000
                                                    ==========     ==========     ==========     ==========     ==========

      Total return 2                                      2.48%          0.65%          0.47%          1.01%          0.11%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $    9,543     $   27,560     $    1,247     $    1,676     $        1
    Ratio of expenses to average net assets               0.80%          0.75%          0.74%          0.80%          0.80% 3
    Ratio of net investment income
      to average net assets                               2.44%          0.62%          0.49%          1.01%          1.43% 3
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                0.38%          0.44%          0.30%          0.19%          0.37% 3


--------------------------------------------------------------------------------

1     For the period November 30, 2001 (inception date) through December 31,
      2001.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------



                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                    ----------------------------------------
                                                       2005           2004          2003 1
                                                    ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period              $   1.0000     $   1.0000     $   1.0000
                                                    ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment income                                 0.0225         0.0045         0.0016
  Net loss on investments
    (both realized and unrealized)                     (0.0019)            --        (0.0022)
                                                    ----------     ----------     ----------
      Total from investment operations                  0.0206         0.0045        (0.0006)
                                                    ----------     ----------     ----------
LESS DIVIDENDS
  Dividends from net investment income                 (0.0225)       (0.0045)       (0.0015)
                                                    ----------     ----------     ----------
INCREASE DUE TO CAPITAL CONTRIBUTION                    0.0019             --         0.0021
                                                    ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                      $   1.0000     $   1.0000     $   1.0000
                                                    ==========     ==========     ==========

      Total return 2                                      2.27%          0.45%          0.15%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $      155     $       98     $       60
    Ratio of expenses to average net assets               1.00%          0.95%          0.94% 3
    Ratio of net investment income
      to average net assets                               2.24%          0.42%          0.24% 3
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                0.38%          0.44%          0.40% 3


--------------------------------------------------------------------------------

1     For the period May 1, 2003 (inception date) through December 31, 2003.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------



                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                    ----------------------------------------
                                                       2005           2004          2003 1
                                                    ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period              $   1.0000     $   1.0000     $   1.0000
                                                    ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment income                                 0.0225         0.0045         0.0016
  Net loss on investments
    (both realized and unrealized)                     (0.0017)            --        (0.0022)
                                                    ----------     ----------     ----------
      Total from investment operations                  0.0208         0.0045       (0.00060)
                                                    ----------     ----------     ----------
LESS DIVIDENDS
  Dividends from net investment income                 (0.0225)       (0.0045)       (0.0015)
                                                    ----------     ----------     ----------
INCREASE DUE TO CAPITAL CONTRIBUTION                    0.0017             --         0.0021
                                                    ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                      $   1.0000     $   1.0000     $   1.0000
                                                    ==========     ==========     ==========

      Total return 2                                      2.28%          0.45%          0.15%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $       46     $       46     $       46
    Ratio of expenses to average net assets               1.00%          0.95%          0.94% 3
    Ratio of net investment income
      to average net assets                               2.24%          0.42%          0.24% 3
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                0.38%          0.44%          0.40% 3


--------------------------------------------------------------------------------

1     For the period May 1, 2003 (inception date) through December 31, 2003.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

      The Credit Suisse Cash Reserve Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund was incorporated under the laws of the state of Maryland on November 15, 1984.

      The investment objective of the Fund is to provide investors with high current income consistent with liquidity and stability of principal.

      The Fund offers four classes of shares: Common Class, Class A shares, Class B shares and Class C shares. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that it bears different expenses, which reflect the difference in the range of services provided to it.

      It is the policy of the Fund to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment, fund valuation, dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

      Effective as of the close of business on September 24, 2004, the Fund acquired all of the net assets of Credit Suisse U.S. Government Money Fund ("U.S. Government Money") in a tax-free exchange of shares. The Fund is also the accounting survivor in the tax-free exchange. The shares exchanged were 2,233,209 Class A shares (valued at $2,233,209) of the Fund for 2,233,209 Class A shares of U.S. Government Money. U.S. Government Money's net assets of $2,233,209 at that date were combined with those of the Fund. The aggregate net assets of U.S. Government Money and the Fund immediately before the acquisition were $2,233,209 and $74,430,336, respectively, and the combined net assets of the Fund after the acquisition were $76,663,545.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      A) SECURITY VALUATION -- The net asset value of the Fund is determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. on Monday through Friday, except for the days the following holidays are observed: New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. The Fund's investments are valued under the amortized cost method, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments. Amortized cost involves valuing a Fund's

CREDIT SUISSE CASH RESERVE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemption at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

      B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class.

      C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are generally declared and paid annually, although the Fund may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

      D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

CREDIT SUISSE CASH RESERVE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      E) REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Under the terms of a typical repurchase agreement, the Fund acquires a security subject to an obligation of the seller to repurchase the security. Securities pledged as collateral for repurchase agreements are held by the Fund's broker until the agreements mature. The agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

      F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.35% of the average daily net assets. For the year ended December 31, 2005, investment advisory fees earned, voluntarily waived and expenses reimbursed were $199,612, $199,612 and $16,285 respectively. Credit Suisse will not recapture from the Fund any fees it waived during the fiscal year ended December 31, 2005. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

      During the year ended December 31, 2005, Credit Suisse voluntarily contributed capital to the Fund in the amount of $100,000 to offset the effect of accumulated realized losses in prior years in the Fund. Credit Suisse received no shares of common stock in exchange for this contribution, which increased the net asset value of the Fund. For tax purposes, this capital contribution will be applied against realized losses for the year. Such amount has been recorded as additional paid-in capital in the Statement of Assets and Liabilities.

      Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Fund.

CREDIT SUISSE CASH RESERVE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the year ended December 31, 2005, co-administrative services fees earned by CSAMSI was $57,032.

      For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended December 31, 2005, co-administrative services fees earned by SSB (including out-of-pocket fees) were $50,241.

      In addition to serving as the Fund's co-administrator, CSAMSI serves as distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares of the Fund. The maximum amount payable by the Class B shares and Class C shares of the Fund is 0.75% of their average daily net assets. For the year ended December 31, 2005, Class B shares and Class C shares of the Fund paid these fees at the annual rate of 0.45% of its average net assets. Common Class shares of the Fund do not bear distribution expenses. CSAMSI may use this fee to compensate service organizations for distribution services.

      Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended December 31, 2005, Merrill was paid $5,338 for its services to the Fund.

NOTE 4. CAPITAL SHARE TRANSACTIONS

      The Fund is authorized to issue six billion full and fractional shares of capital stock, $0.001 par value per share, of which one billion shares are classified as Common Class shares, one billion shares are classified as Class A shares, one billion shares are classified as Class B shares and one billion shares are classified as Class C shares. Transactions in shares of the Fund were as follows:

CREDIT SUISSE CASH RESERVE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 4. CAPITAL SHARE TRANSACTIONS



                                                          COMMON CLASS
                                ----------------------------------------------------------------
                                      FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                      DECEMBER 31, 2005                 DECEMBER 31, 2004
                                ----------------------------------------------------------------
                                   SHARES            VALUE           SHARES            VALUE
                                -------------    -------------    -------------    -------------
Shares sold                       502,140,000    $ 502,140,000      460,304,372    $ 460,304,372
Shares issued in reinvestment
  of dividends                        605,193          605,193          270,399          270,399
Shares redeemed                  (505,671,229)    (505,671,229)    (495,200,023)    (495,200,023)
                                -------------    -------------    -------------    -------------
Net decrease                       (2,926,036)   $  (2,926,036)     (34,625,252)   $ (34,625,252)
                                =============    =============    =============    =============


                                                            CLASS A
                                ----------------------------------------------------------------
                                      FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                      DECEMBER 31, 2005                 DECEMBER 31, 2004
                                ----------------------------------------------------------------
                                   SHARES            VALUE           SHARES            VALUE
                                -------------    -------------    -------------    -------------
Shares sold                        91,222,914    $  91,222,914       48,747,987    $  48,787,987
Shares exchanged due to merger             --               --        2,233,209        2,233,209
Shares issued in reinvestment
  of dividends                        187,825          187,825           30,523           30,523
Shares redeemed                  (109,439,360)    (109,439,360)     (24,698,611)     (24,698,611)
                                -------------    -------------    -------------    -------------
Net increase (decrease)           (18,028,621)   $ (18,028,621)      26,313,108    $  26,313,108
                                =============    =============    =============    =============


                                                            CLASS B
                                ----------------------------------------------------------------
                                      FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                      DECEMBER 31, 2005                 DECEMBER 31, 2004
                                ----------------------------------------------------------------
                                   SHARES            VALUE           SHARES            VALUE
                                -------------    -------------    -------------    -------------
Shares sold                           115,678    $     115,678           92,284    $      92,284
Shares issued in reinvestment
  of dividends                          1,983            1,983              143              143
Shares redeemed                       (60,344)         (60,344)         (55,125)         (55,125)
                                -------------    -------------    -------------    -------------
Net increase                           57,317    $      57,317           37,302    $      37,302
                                =============    =============    =============    =============


                                                            CLASS C
                                ----------------------------------------------------------------
                                      FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                      DECEMBER 31, 2005                 DECEMBER 31, 2004
                                ----------------------------------------------------------------
                                   SHARES            VALUE           SHARES            VALUE
                                -------------    -------------    -------------    -------------
Shares sold                             5,000    $       5,000               --    $          --
Shares issued in reinvestment
  of dividends                             10               10               --               --
Shares redeemed                        (5,010)          (5,010)              --    $          --
                                -------------    -------------    -------------    -------------
Net                                        --    $          --               --    $          --
                                =============    =============    =============    =============


CREDIT SUISSE CASH RESERVE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 4. CAPITAL SHARE TRANSACTIONS

      On December 31, 2005, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

                               NUMBER OF        APPROXIMATE PERCENTAGE
                              SHAREHOLDERS      OF OUTSTANDING SHARES
                              ------------      ----------------------
            Common Class           2                     51%
            Class A                1                     74%
            Class B                4                     94%
            Class C                1                    100%

      Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 5. FEDERAL INCOME TAXES

      Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

      The tax characteristics of dividends paid during the years ended December 31, 2005 and 2004, respectively, by the Fund were as follows:

                                 ORDINARY INCOME
                          ---------------------------
                               2005           2004
                          ------------    -----------
                           $ 1,504,147     $ 606,173

      At December 31, 2005, the components of distributable earnings on a tax basis for the Fund were as follows:

         Accumulated net realized loss                  $ (306,191)
                                                        ==========

      At December 31, 2005, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

                              EXPIRES DECEMBER 31,
                         ------------------------------
                           2007       2010       2013
                         --------   --------   --------
                         $54,853    $246,466    $4,872

      It is uncertain that the Fund will realize the full benefit of these losses prior to expiration.

      At December 31, 2005, the identified cost for federal income tax purposes was $55,326,588.

CREDIT SUISSE CASH RESERVE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 6. CONTINGENCIES

      In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE CASH RESERVE FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Credit Suisse Cash Reserve Fund, Inc.:

      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Cash Reserve Fund, Inc. (the "Fund") at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 6, 2006

CREDIT SUISSE CASH RESERVE FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

      In approving the Advisory Agreement, the Board of Directors, including the Independent Directors, considered the following factors with respect to the Cash Reserve Fund (the "Fund"):

      INVESTMENT ADVISORY FEE RATES

      The Board reviewed and considered the contractual advisory fee rate of 0.35% ("Contractual Advisory Fee") for the Fund in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse") ("Contractual Advisory Fee"), noting that Credit Suisse had waived the entire advisory fee ("Net Advisory Fee"). The Board acknowledged that voluntary fee waivers and expense reimbursements can be discontinued at any time.

      Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds (the "Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

      NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE ADVISORY AGREEMENT

      The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

      FUND PERFORMANCE

      The Board received and considered the one-, two-, three-, four-, five- and ten-year performance of the Fund, along with comparisons, for all presented periods, both to the relevant performance group ("Performance Group") and

CREDIT SUISSE CASH RESERVE FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the data for the funds included in the Performance Group and the Performance Universe.

      The Board reviewed information comparing the performance of various Credit Suisse Funds to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between the Fund and its identified benchmark over various time periods.

      CREDIT SUISSE PROFITABILITY

      The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

      ECONOMIES OF SCALE

      The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

      OTHER BENEFITS TO CREDIT SUISSE

      The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Fund, administrative and brokerage relationships with affiliates of Credit Suisse and benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

      The Board reviewed Credit Suisse's method for allocating investment opportunities among the Fund and other advisory clients.

CREDIT SUISSE CASH RESERVE FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      CONCLUSIONS

      In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

      o Since the Contractual Advisory Fee was below the median of the Fund's Expense Group and Credit Suisse had waived its entire advisory fee, the fee was considered reasonable.

      o The Fund's performance for each period was above the median for the Performance Group and Performance Universe, ranking in the first quintile in the Performance Universe for the two-, three-, four- and five-year periods.

      o The Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

      o In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

      o Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

      o In light of the Fund's relatively small size and the amount of the Net Advisory Fee, the Fund's current fee structure (without breakpoints) was considered reasonable.

      No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

CREDIT SUISSE CASH RESERVE FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------



                                              TERM                                         NUMBER OF
                                              OF OFFICE 1                                  PORTFOLIOS IN
                                              AND                                          FUND
                              POSITION(S)     LENGTH        PRINCIPAL                      COMPLEX         OTHER
NAME, ADDRESS AND             HELD WITH       OF TIME       OCCUPATION(S) DURING           OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH                 FUND            SERVED        PAST FIVE YEARS                DIRECTOR        HELD BY DIRECTOR
-------------------------     -------------   -----------   ----------------------------   -------------   -----------------------
INDEPENDENT DIRECTORS

Enrique Arzac                 Director,       Since         Professor of Finance                47         Director of The Adams
c/o Credit Suisse Asset       Nominating      2005          and Economics,                                 Express (a closed-end
Management, LLC               Committee                     Graduate School of                             investment company);
Attn: General Counsel         Member                        Business, Columbia                             Director of Petroleum
466 Lexington Avenue          and Audit                     University since 1971                          and Resources
New York, New York            Committee                                                                    Corporation (a closed-
10017-3140                    Chairman                                                                     end investment
                                                                                                           company)
Date of Birth: 10/02/41

Richard H. Francis            Director,       Since         Currently retired                   41         None
c/o Credit Suisse Asset       Nominating      1999
Management, LLC               and Audit
Attn: General Counsel         Committee
466 Lexington Avenue          Member
New York, New York
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten             Director,       Since         The Juan Trippe                     40         Director of Aetna, Inc.
Box 208200                    Nominating      1998 2        Professor in the                               (insurance company);
New Haven, Connecticut        and Audit                     Practice of International                      Director of CarMax
06520-8200                    Committee                     Trade, Finance and                             Group (used car
                              Member                        Business from July 2005                        dealers)
Date 10/29/46                                               to present; Partner and
                                                            Chairman of Garten
                                                            Rothkopf (consulting firm)
                                                            from October 2005 to
                                                            present; Dean of Yale
                                                            School of Management
                                                            from November 1995
                                                            to June 2005

Peter F. Krogh                Director,       Since         Dean Emeritus and                   40         Director of Carlisle
301 ICC                       Nominating      2001          Distinguished Professor                        Companies
Georgetown University         and Audit                     of International Affairs                       Incorporated
Washington, DC 20057          Committee                     at the Edmund A. Walsh                         (diversified
                              Member                        School of Foreign Service,                     manufacturing
Date of Birth: 02/11/37                                     Georgetown University                          company)
                                                            from June 1995
                                                            to present


_____________________

1 Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Garten was initially appointed as Director of the Fund on February 6, 1998. He resigned as Director on February 3, 2000, and was subsequently re-appointed on December 21, 2000.sss

CREDIT SUISSE CASH RESERVE FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------



                                              TERM                                         NUMBER OF
                                              OF OFFICE 1                                  PORTFOLIOS IN
                                              AND                                          FUND
                              POSITION(S)     LENGTH        PRINCIPAL                      COMPLEX         OTHER
NAME, ADDRESS AND             HELD WITH       OF TIME       OCCUPATION(S) DURING           OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH                 FUND            SERVED        PAST FIVE YEARS                DIRECTOR        HELD BY DIRECTOR
-------------------------     -------------   -----------   ----------------------------   -------------   -----------------------
INDEPENDENT DIRECTORS

James S. Pasman, Jr.          Director,       Since         Currently retired                   42         Director of Education
c/o Credit Suisse Asset       Nominating      1999                                                         Management Corp.
Management, LLC               and Audit
Attn: General Counsel         Committee
466 Lexington Avenue          Member
New York, New York
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport           Chairman        Director      Partner of Lehigh Court,            46         Director of Presstek,
Lehigh Court, LLC             of the Board    Since         LLC and RZ Capital                             Inc. (digital imaging
40 East 52nd Street           of Directors,   1999          (private investment firms)                     technologies
New York, New York            Nominating      and           from July 2002 to present;                     company); Director of
10022                         Committee       Chairman      Transition Adviser to                          Wood Resources, LLC.
                              Chairman        since         SunGard Securities Finance,                    (plywood
Date of Birth: 07/10/48       and Audit       2005          Inc. from February 2002                        manufacturing
                              Committee                     to July 2002; President of                     company)
                              Member                        SunGard Securities Finance,
                                                            Inc. from 2001 to February
                                                            2002; President of Loanet,
                                                            Inc. (on-line accounting
                                                            service) from 1977 to 2001

INTERESTED DIRECTOR

Michael E. Kenneally  3,4     Director        Since         Chairman and Global                 40         None
c/o Credit Suisse Asset                       2004          Chief Executive Officer
Management, LLC                                             of Credit Suisse from
466 Lexington Avenue                                        March 2003 to July 2005;
New York, New York                                          Chairman and Chief
10017-3140                                                  Investment Officer of
                                                            Banc of America Capital
Date of Birth: 03/30/54                                     Management from 1998
                                                            to March 2003


_____________________

3 Mr. Kenneally is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of Credit Suisse within the last two fiscal years.

4 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Fund. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

CREDIT SUISSE CASH RESERVE FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------



                                              TERM OF
                                              OFFICE 1 AND
                              POSITION(S)     LENGTH
NAME, ADDRESS AND             HELD WITH       OF TIME
DATE OF BIRTH                 FUND            SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-------------------------     -------------   ------------  -----------------------------------------------------------------
OFFICERS

Steven B. Plump 4             Chief           Since         Managing Director; Associated with Credit Suisse or its
c/o Credit Suisse Asset       Executive       2005          predecessor since 1995; Officer of other Credit Suisse Funds
Management, LLC               Officer and
466 Lexington Avenue          President
New York, New York
10017-3140

Date of Birth: 02/08/59

Michael A. Pignataro          Chief           Since         Director and Director of Fund Administration of Credit Suisse;
Credit Suisse Asset           Financial       1999          Associated with Credit Suisse or its predecessors since 1984;
Management, LLC               Officer and                   Officer of other Credit Suisse Funds
466 Lexington Avenue          Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Emidio Morizio                Chief           Since         Director and Global Head of Compliance of Credit Suisse;
Credit Suisse Asset           Compliance      2004          Associated with Credit Suisse since July 2000; Vice President
Management, LLC               Officer                       and Director of Compliance of Forstmann-Leff
466 Lexington Avenue                                        Associates from 1998 to June 2000; Officer of other
New York, New York                                          Credit Suisse Funds
10017-3140

Date of Birth: 09/21/66

Ajay Mehra                    Chief           Since         Director and Head of Legal Americas Traditional Asset
Credit Suisse Asset           Legal           2004          Management and Hedge Funds; Associated with Credit Suisse
Management, LLC               Officer                       since September 2004; Senior Associate of Shearman &
466 Lexington Avenue                                        Sterling LLP from September 2000 to September 2004; Senior
New York, New York                                          Counsel of the SEC Division of Investment Management from
10017-3140                                                  June 1997 to September 2000; Officer of other Credit Suisse Funds

Date of Birth: 08/14/70

J. Kevin Gao                  Vice            Since         Director and Legal Counsel of Credit Suisse; Associated with
Credit Suisse Asset           President       2004          Credit Suisse since July 2003; Associated with the law firm of
Management, LLC               and                           Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of
466 Lexington Avenue          Secretary                     other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 10/13/67

Robert Rizza                  Assistant       Since         Vice President of Credit Suisse; Associated with Credit Suisse
Credit Suisse Asset           Treasurer       2002          since 1998; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65


________________________

4 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Fund. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

      The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE CASH RESERVE FUND
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

      o     By calling 1-800-927-2874

      o     On the Portfolio's website, www.credit-suisse.com/us

      o On the website of the Securities and Exchange Commission, http://www.sec.gov.

      The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

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                                       31

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                                       32

CREDIT SUISSE [LOGO]


P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 o www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.         CR-AR-1205

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended December 31, 2005. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended December 31, 2005.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Enrique R. Arzac, Richard H. Francis and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended December 31, 2004 and December 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit Fees                               $16,463                                $15,636
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees(1)                    $4,500                                 $3,150
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees(2)                              $2,327                                 $2,443
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    $23,290                                $21,229
---------------------------------------- -------------------------------------- --------------------------------------

(1) Services include agreed-upon procedures in connection with the registrant's third quarter 2004 Form N-Q filing ($1,500) and the registrant's semi-annual financial statements ($3,000 for 2004 and $3,150 for 2005).

(2) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("Credit Suisse"), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended December 31, 2004 and December 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    $394,000
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    $394,000
---------------------------------------- -------------------------------------- --------------------------------------

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than Credit Suisse or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended December 31, 2004 and December 31, 2005:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended December 31, 2004 and December 31, 2005 were $6,827 and $5,593, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant.


ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  CREDIT SUISSE CASH RESERVE FUND, INC.

                  /s/ Steven B. Plump
                  -------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  March 8, 2006

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Steven B. Plump
                  -------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  March 8, 2006

                  /s/ Michael A. Pignataro
                  ------------------------
                  Name:  Michael A. Pignataro
                  Title: Chief Financial Officer
                  Date:  March 8, 2006